Submission	Jul. 22, 2026
Submission [Line Items]
Central Index Key	0001494558
Registrant Name	AMBOW EDUCATION HOLDING LTD.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A